As filed with the Securities and Exchange Commission on December 15, 2025.

1933 Act Registration No. 333-207937

1940 Act Registration No. 811-23108

United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-1A

Registration Statement Under the Securities Act of 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 391	☒
and/or
Registration Statement Under the Investment Company Act of 1940	☐
Amendment No. 396	☒

Amplify ETF Trust

(Exact name of registrant as specified in charter)

3333 Warrenville Rd, Suite 350

Lisle, Illinois 60532

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (855) 267-3837

Christian Magoon

Amplify ETF Trust

3333 Warrenville Rd

Lisle, Illinois 60532

(Name and Address of Agent for Service)

Copy to:

Morrison C. Warren, Esq.

Chapman and Cutler LLP

320 South Canal Street

Chicago, Illinois 60606

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on December 19, 2025 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Contents of Post-Effective Amendment No. 391

This Post-Effective Amendment to the Registration Statement comprises the following papers and contents:

The Facing Sheet

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 371, as it relates to the Amplify Tokenization Technology ETF (the “Fund”), a series of the Registrant, until December 19, 2025. Parts A, B and C of the Registrant’s Post-Effective Amendment No. 371 under the Securities Act of 1933 as it relates to the Fund, filed on September 26, 2025, are incorporated by reference herein.

Signatures

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Lisle, and State of Illinois, on December 15, 2025.

Amplify ETF Trust

By:	/s/ Christian Magoon
Christian Magoon
Chairman of the Board of Trustees
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title		Date

/s/ Christian Magoon	President and Chief Executive Officer		December 15, 2025
Christian Magoon

/s/ Bradley H. Bailey	Chief Financial Officer		December 15, 2025
Bradley H. Bailey

)
Michael DiSanto*	Trustee	)	By:	/s/ Christian Magoon
		)		Christian Magoon
Rick Powers*	Trustee	)		Attorney-In-Fact
		)		December 15, 2025
)
Mark Tucker*	Trustee	)

*	Original powers of attorney authorizing Christian Magoon to execute this Registration Statement, and amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, were previously executed and filed as an exhibit and are incorporated by reference herein.